Going Concern and Managements' Plan	9 Months Ended	12 Months Ended
	Dec. 31, 2015	Mar. 31, 2015
Going Concern And Managements Plan Disclosure [Abstract]
Going Concern And Managements Plan Disclosure [Text Block]
Note 3 – Going Concern and Managements’ Plan

The Company’s consolidated financial statements for the three and nine months ended December 31, 2015 has been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of $2,995,105 for the nine months ended December 31, 2015 and an accumulated deficit of $14,052,077 at December 31, 2015. At December 31, 2015, the Company had a working capital deficit of $947,830.

The future success of the Company is dependent on its ability to attract additional capital and ultimately, upon its ability to develop future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations. Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.

Note 3 – Going Concern and Managements’ Plan

The Company’s consolidated financial statements for the years ended March 31, 2015 and 2014 have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. The Company reported a net loss of $11,043,541 and $13,431 for the years ended March 31, 2015 and 2014, respectively, and an accumulated deficit of $11,056,792 as of March 31, 2015. At March 31, 2015, the Company had a working capital deficit of $(1,990,103).

The future success of the Company is dependent on its ability to attract additional capital and ultimately, upon its ability to develop future profitable operations. There can be no assurance that the Company will be successful in obtaining such financing, or that it will attain positive cash flow from operations. Management believes that actions presently being taken to revise the Company’s operating and financial requirements provide the opportunity for the Company to continue as a going concern.